Fair Values of Assets and Liabilities - Changes in Fair Value for All Assets and Liabilities Measured at Fair Value on Recurring Basis Using Significant Unobservable Inputs (Level 3) (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Mortgage Servicing Rights [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	$ 2,210	$ 2,546	$ 2,791
Net Gains (Losses) Included in Net Income	(437)	(1,403)	(829)
Purchases	42	34	20
Sales	2	3	5
Issuances	1,136	1,030	559
End of Period Balance	2,953	2,210	2,546
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	(437)	(1,403)	(829)
Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	8	9
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	1
Principal Payments	(1)	(1)
Transfers into Level 3			9
End of Period Balance	8	8	9
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	1
Available-for-Sale Securities [Member] | Obligations of State and Political Subdivisions [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	1	1
Transfers into Level 3			1
End of Period Balance	1	1	1
Derivative [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	2,326	810	80
Net Gains (Losses) Included in Net Income	(924)	2,922	769
Purchases	337	247	142
Sales	(3)	(3)	(9)
Settlements	(937)	(1,650)	(172)
End of Period Balance	799	2,326	810
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	(968)	1,649	782
Asset-Backed Securities [Member] | Available-for-Sale Securities [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Beginning of Period Balance	7	8
Net Gains (Losses) Included in Other Comprehensive Income (Loss)	1
Principal Payments	(1)	(1)
Transfers into Level 3			8
End of Period Balance	7	$ 7	$ 8
Net Change in Unrealized Gains (Losses) Relating to Assets and Liabilities Held at End of Period	$ 1